Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2024	2023	2022
Domestic	$(18,992)	$(13,001)	$(11,150)
Foreign	182,588	177,510	175,690

Profit before income taxes	$163,596	$164,509	$164,540

Income Tax Expense
The Company’s income tax expense consists of the following:

	Year ended March 31,
	2024	2023	2022
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	50,579	36,245	37,579

	50,579	36,245	37,579

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(27,131)	(9,044)	(5,140)

	(27,131)	(9,044)	(5,140)

Income tax expense	$23,448	$27,201	$32,439

Income Taxes Recognized Directly in Equity
Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2024	2023	2022
Current taxes:
Excess tax deductions related to share-based payments	(772)	(798)	(1,062)

	$(772)	$(798)	$(1,062)

Deferred taxes:
Excess tax deductions related to share-based payments	4,437	(1,909)	(877)

	$4,437	$(1,909)	$(877)

Total income tax recognized directly in equity	$3,665	$(2,707)	$(1,939)

Income Taxes Recognized in Other Comprehensive Income
Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2024	2023	2022
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	1,800	(4,344)	2,698
Pension liability	(477)	67	148

Total income tax recognized directly in other comprehensive income	$1,323	$(4,277)	$2,846

Reconciliation of Estimated Income Tax to Provision for Income Taxes
The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2024	2023	2022
Profit before income taxes	$163,596	$164,509	$164,540
Income tax expense at tax rates applicable to individual entities	47,599	51,524	50,954
Effect of:
Items not deductible for tax	(4,073)	1,412	358
Exempt income	(10,406)	(20,092)	(20,557)
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	245	279	2,183
Recognition of unutilized tax benefits / Unrecognized losses utilized	(14)	(1,745)	(56)
Temporary difference that will reverse during tax holiday period	—	—	2,828
Change in tax rate and law	107	(841)	(160)
Reversal of d eferred tax liability on intangibles	(9,470)	—	—
State taxes	259	395	345
Employment related tax incentive	(1,389)	(2,239)	(2,123)
Others, net	590	(1,492)	(1,333)

Income tax expense	$23,448	$27,201	$32,439

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses
Deferred taxes for the year ended March 31, 2024 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance

Deferred tax assets:
Property and equipment	$5,988	$15	$760	$—	$—	$(180)	$6,583
Net operating loss carry forward	681	(4)	268	—	—	(2)	943
Accruals deductible on actual payment	12,194	(396)	2,285	—	477	(271)	14,289
Share-based compensation expense	32,280	—	1,512	(4,437)	—	(104)	29,251
Others	426	5	335	—	—	1	767

Total deferred tax assets	$51,569	$(380)	$5,160	$(4,437)	$477	$(556)	$51,833

Deferred tax liabilities:
Intangible assets	40,478	9	(22,501)	—	—	63	18,049
Unrealized gain/(loss) on cash flow hedging and investments	(1,010)	—	201	—	1,800	6	997
Others	2,752	—	328	—	—	(46)	3,034

Total deferred tax liabilities	$42,220	$9	$(21,972)	$—	$1,800	$23	$22,080

Net deferred tax assets/(liabilities)	$9,349	$(389)	$27,132	$(4,437)	$(1,323)	$(579)	$29,753

Deferred taxes for the year ended March 31, 2023 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing Balance
Deferred tax assets:
Property and equipment	$6,527	$223	$(95)	$—	$—	$(667)	$5,988
Net operating loss carry forward	932	602	(760)	—	—	(93)	681
Accruals deductible on actual payment	12,002	1,419	(144)	—	(67)	(1,016)	12,194
Share-based compensation expense	24,930	—	6,756	1,909	—	(1,315)	32,280
Others	754	82	(355)	—	—	(55)	426

Total deferred tax assets	$45,145	$2,326	$5,402	$1,909	$(67)	$(3,146)	$51,569

Deferred tax liabilities:
Intangible assets	11,983	31,688	(2,713)	—	—	(480)	40,478
Unrealized gain/(loss) on cash flow hedging and investments	3,854	—	(146)	—	(4,344)	(374)	(1,010)
Others	3,833	—	(784)	—	—	(297)	2,752

Total deferred tax liabilities	$19,670	$31,688	$(3,643)	$—	$(4,344)	$(1,151)	$42,220

Net deferred tax assets/(liabilities)	$25,475	$(29,362)	$9,045	$1,909	$4,277	$(1,995)	$9,349

Deferred taxes for the year ended March 31, 2022 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing Balance

Deferred tax assets:
Property and equipment	$6,188	$237	$254	$—	$—	$(152)	$6,527
Net operating loss carry forward	1,249	—	(294)	—	—	(23)	932
Accruals deductible on actual payment	10,549	153	1,743	—	(148)	(295)	12,002
Share-based compensation expense	21,036	—	3,678	877	—	(661)	24,930
Others	799	—	(33)	—	—	(12)	754

Total deferred tax assets	$39,821	$390	$5,348	$877	$(148)	$(1,143)	$45,145

Deferred tax liabilities:
Intangible assets	11,967	1	32	—	—	(17)	11,983
Unrealized gain/(loss) on cash flow hedging and investments	1,387	—	(117)	—	2,698	(114)	3,854
Others	3,674	—	293	—	—	(134)	3,833

Total deferred tax liabilities	$17,028	$1	$208	$—	$2,698	$(265)	$19,670

Net deferred tax assets/(liabilities)	$22,793	$389	$5,140	$877	$(2,846)	$(878)	$25,475

Deferred Tax Presented in Consolidated Statement of Financial Position
Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2024	March 31, 2023
Deferred tax assets	49,186	46,675
Deferred tax liabilities	(19,432)	(37,326)

Net deferred tax assets	$29,754	$9,349